FINANCIAL INSTRUMENTS AND FAIR VALUE (Details) $ in Millions	Sep. 30, 2020 USD ($)
Fair Value, Inputs, Level 1 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt	$ 342.0
Fair Value, Inputs, Level 1 [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt	288.2
Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Note receivable	342.0
Fair Value, Inputs, Level 3 [Member] | Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Note receivable	$ 288.2